INCOME TAXES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets Non Current [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	$ 2,125,491	$ 1,168,462
Operating Loss Expiration Period Description	2036
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%